Net loss per share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Shares	2014	2013
Convertible preferred stock	165,617,183	80,681,642
Convertible debt	66,365,107	26,118,334
Common stock options (see note 11)	236,096,007	240,482,543
Common stock purchase warrants	368,585,978	371,668,230
(see note 11)